CONDENSED BALANCE SHEETS (Parenthetical) - Deerfield Healthcare Technology Acquisitions Corp - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 31, 2020
Common stock subject to possible redemption, par value			$ 0.0001
Preferred stock, par value	$ 0.0001	$ 0.0001	0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A common stock
Common stock subject to possible redemption, shares		10,697,997
Common stock, par value	$ 0.0001	$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	2,746,838	3,677,003
Common stock, shares outstanding	2,746,838	3,677,003
Class A common stock subject to possible redemption
Common stock subject to possible redemption, par value	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares	11,628,162	10,697,997
Common stock subject to possible redemption, redemption price per share	$ 10.00	$ 10.00
Class B common stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,593,750	3,593,750			2,875,000
Common stock, shares outstanding	3,593,750	3,593,750